DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Revenue Disclosure [Abstract]
Deferred Revenue

Deferred revenue consists of the following:

	As of December 31,
	2013	2014

Current:
Advance from customers	$5,754	$3,537
Incentive offered to customers	449	357
Deferred revenue for SI service contracts with remaining PCS period within a year	339	678

	6,542	4,572
Non-current:
Deferred revenue for SI service contracts with remaining PCS period longer than a year	135	617

Total	$6,677	$5,189